Other payables (Details) - GBP (£) £ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Other Payables [Abstract]
Accruals	£ 28,233	£ 16,238
Other payables	1,946	2,087
Other taxation and social security	4,869	5,897
Corporation tax	115	111
Other payables	£ 35,163	£ 24,333